Note 4 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Other Assets [Table Text Block]
	2015	2014
Technology licenses	$248,855	$248,855
Accumulated amortization – technology licenses	(248,855)	(248,855)
Deposits	11,010	11,010
Total other assets	$11,010	$11,010